Lease Liabilities - Schedule of Changes in Lease Liabilities (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Lease liabilities [abstract]
Cash received under lease arrangements	$ 18